Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 19, 2023
Prospectus Date	rr_ProspectusDate	Dec. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A